Distribution Date:	02/16/24	Bank 2018-BNK10
Determination Date:	02/12/24
Next Distribution Date:	03/15/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2018-BNK10

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		General Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States

Bond / Collateral Reconciliation - Balances	8	NCB Master Servicer & NCB	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13	Special Servicer

Mortgage Loan Detail (Part 1)	14-16		Tom Klump	(703) 302-8080	tklump@ncb.coop
			2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-19
		General Special Servicer	Torchlight Loan Services, LLC
Principal Prepayment Detail	20
			Jacob M. K. Baron	(212) 488-3653	jbaron@torchlightinvestors.com

Historical Detail	21		475 Fifth Avenue | New York, NY 10017 | United States

Delinquency Loan Detail	22	Operating Advisor & Asset	Pentalpha Surveillance LLC

Collateral Stratification and Historical Detail	23	Representations Reviewer
			Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	24
			375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	25
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	26		Bank, N.A.

Historical Liquidated Loan Detail	27		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	28		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Interest Shortfall Detail - Collateral Level	29	Trustee	Wilmington Trust, National Association

Supplemental Notes	30		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	065404AW5	2.624000%	31,307,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	065404AX3	2.980000%	3,822,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	065404AY1	3.429000%	4,623,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	065404AZ8	3.641000%	53,452,000.00	43,344,504.13	851,344.39	131,514.45	0.00	0.00	982,858.84	42,493,159.74	31.34%	30.00%
A-4	065404BA2	3.428000%	160,000,000.00	155,514,144.91	0.00	444,252.07	0.00	0.00	444,252.07	155,514,144.91	31.34%	30.00%
A-5	065404BB0	3.688000%	602,750,000.00	602,750,000.00	0.00	1,852,451.67	0.00	0.00	1,852,451.67	602,750,000.00	31.34%	30.00%
A-S	065404BC8	3.898000%	103,937,000.00	103,937,000.00	0.00	337,622.02	0.00	0.00	337,622.02	103,937,000.00	22.43%	21.50%
B	065404BD6	4.078000%	55,025,000.00	55,025,000.00	0.00	186,993.29	0.00	0.00	186,993.29	55,025,000.00	17.71%	17.00%
C	065404BE4	4.163000%	56,555,000.00	56,555,000.00	0.00	196,198.72	0.00	0.00	196,198.72	56,555,000.00	12.86%	12.38%
D	065404AA3	2.600000%	62,668,000.00	62,668,000.00	0.00	135,780.67	0.00	0.00	135,780.67	62,668,000.00	7.49%	7.25%
E	065404AC9	3.474742%	27,512,000.00	27,512,000.00	0.00	79,664.25	0.00	0.00	79,664.25	27,512,000.00	5.13%	5.00%
F	065404AE5	3.474742%	19,871,000.00	19,871,000.00	0.00	57,538.83	0.00	0.00	57,538.83	19,871,000.00	3.43%	3.38%
G*	065404AG0	3.474742%	41,269,474.00	39,983,038.73	0.00	115,775.62	0.00	0.00	115,775.62	39,983,038.73	0.00%	0.00%
R	065404AJ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	065404AL9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR Interest	BCC2FGGB3	4.324742%	64,357,446.03	61,429,457.25	44,807.60	221,388.80	0.00	0.00	266,196.40	61,384,649.65	0.00%	0.00%
Regular SubTotal			1,287,148,920.03	1,228,589,145.02	896,151.99	3,759,180.39	0.00	0.00	4,655,332.38	1,227,692,993.03

X-A	065404BF1	0.689724%	855,954,000.00	801,608,649.04	0.00	460,740.69	0.00	0.00	460,740.69	800,757,304.65
X-B	065404BG9	0.311245%	215,517,000.00	215,517,000.00	0.00	55,898.83	0.00	0.00	55,898.83	215,517,000.00
X-D	065404AN5	1.724742%	62,668,000.00	62,668,000.00	0.00	90,071.78	0.00	0.00	90,071.78	62,668,000.00
X-E	065404AQ8	0.850000%	27,512,000.00	27,512,000.00	0.00	19,487.67	0.00	0.00	19,487.67	27,512,000.00
X-F	065404AS4	0.850000%	19,871,000.00	19,871,000.00	0.00	14,075.29	0.00	0.00	14,075.29	19,871,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	065404AU9	0.850000%	41,269,474.00	39,983,038.73	0.00	28,321.32	0.00	0.00	28,321.32	39,983,038.73
Notional SubTotal			1,222,791,474.00	1,167,159,687.77	0.00	668,595.58	0.00	0.00	668,595.58	1,166,308,343.38

Deal Distribution Total					896,151.99	4,427,775.97	0.00	0.00	5,323,927.96

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	065404AW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	065404AX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	065404AY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	065404AZ8	810.90518839	15.92726914	2.46042150	0.00000000	0.00000000	0.00000000	0.00000000	18.38769064	794.97791925
A-4	065404BA2	971.96340569	0.00000000	2.77657544	0.00000000	0.00000000	0.00000000	0.00000000	2.77657544	971.96340569
A-5	065404BB0	1,000.00000000	0.00000000	3.07333334	0.00000000	0.00000000	0.00000000	0.00000000	3.07333334	1,000.00000000
A-S	065404BC8	1,000.00000000	0.00000000	3.24833332	0.00000000	0.00000000	0.00000000	0.00000000	3.24833332	1,000.00000000
B	065404BD6	1,000.00000000	0.00000000	3.39833330	0.00000000	0.00000000	0.00000000	0.00000000	3.39833330	1,000.00000000
C	065404BE4	1,000.00000000	0.00000000	3.46916665	0.00000000	0.00000000	0.00000000	0.00000000	3.46916665	1,000.00000000
D	065404AA3	1,000.00000000	0.00000000	2.16666672	0.00000000	0.00000000	0.00000000	0.00000000	2.16666672	1,000.00000000
E	065404AC9	1,000.00000000	0.00000000	2.89561828	0.00000000	0.00000000	0.00000000	0.00000000	2.89561828	1,000.00000000
F	065404AE5	1,000.00000000	0.00000000	2.89561824	0.00000000	0.00000000	0.00000000	0.00000000	2.89561824	1,000.00000000
G	065404AG0	968.82840644	0.00000000	2.80535730	0.00000000	16.62846708	0.00000000	0.00000000	2.80535730	968.82840644
R	065404AJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	065404AL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2FGGB3	954.50427323	0.69623024	3.43998735	0.00000000	0.57730103	0.00000000	0.00000000	4.13621759	953.80804299

Notional Certificates
X-A	065404BF1	936.50902857	0.00000000	0.53827740	0.00000000	0.00000000	0.00000000	0.00000000	0.53827740	935.51441392
X-B	065404BG9	1,000.00000000	0.00000000	0.25937086	0.00000000	0.00000000	0.00000000	0.00000000	0.25937086	1,000.00000000
X-D	065404AN5	1,000.00000000	0.00000000	1.43728506	0.00000000	0.00000000	0.00000000	0.00000000	1.43728506	1,000.00000000
X-E	065404AQ8	1,000.00000000	0.00000000	0.70833345	0.00000000	0.00000000	0.00000000	0.00000000	0.70833345	1,000.00000000
X-F	065404AS4	1,000.00000000	0.00000000	0.70833325	0.00000000	0.00000000	0.00000000	0.00000000	0.70833325	1,000.00000000
X-G	065404AU9	968.82840644	0.00000000	0.68625348	0.00000000	0.00000000	0.00000000	0.00000000	0.68625348	968.82840644

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/24 - 01/30/24	30	0.00	131,514.45	0.00	131,514.45	0.00	0.00	0.00	131,514.45	0.00
A-4	01/01/24 - 01/30/24	30	0.00	444,252.07	0.00	444,252.07	0.00	0.00	0.00	444,252.07	0.00
A-5	01/01/24 - 01/30/24	30	0.00	1,852,451.67	0.00	1,852,451.67	0.00	0.00	0.00	1,852,451.67	0.00
X-A	01/01/24 - 01/30/24	30	0.00	460,740.69	0.00	460,740.69	0.00	0.00	0.00	460,740.69	0.00
X-B	01/01/24 - 01/30/24	30	0.00	55,898.83	0.00	55,898.83	0.00	0.00	0.00	55,898.83	0.00
A-S	01/01/24 - 01/30/24	30	0.00	337,622.02	0.00	337,622.02	0.00	0.00	0.00	337,622.02	0.00
B	01/01/24 - 01/30/24	30	0.00	186,993.29	0.00	186,993.29	0.00	0.00	0.00	186,993.29	0.00
C	01/01/24 - 01/30/24	30	0.00	196,198.72	0.00	196,198.72	0.00	0.00	0.00	196,198.72	0.00
X-D	01/01/24 - 01/30/24	30	0.00	90,071.78	0.00	90,071.78	0.00	0.00	0.00	90,071.78	0.00
X-E	01/01/24 - 01/30/24	30	0.00	19,487.67	0.00	19,487.67	0.00	0.00	0.00	19,487.67	0.00
X-F	01/01/24 - 01/30/24	30	0.00	14,075.29	0.00	14,075.29	0.00	0.00	0.00	14,075.29	0.00
X-G	01/01/24 - 01/30/24	30	0.00	28,321.32	0.00	28,321.32	0.00	0.00	0.00	28,321.32	0.00
D	01/01/24 - 01/30/24	30	0.00	135,780.67	0.00	135,780.67	0.00	0.00	0.00	135,780.67	0.00
E	01/01/24 - 01/30/24	30	0.00	79,664.25	0.00	79,664.25	0.00	0.00	0.00	79,664.25	0.00
F	01/01/24 - 01/30/24	30	0.00	57,538.83	0.00	57,538.83	0.00	0.00	0.00	57,538.83	0.00
G	01/01/24 - 01/30/24	30	684,266.71	115,775.62	0.00	115,775.62	0.00	0.00	0.00	115,775.62	686,248.09
RR Interest	01/01/24 - 01/30/24	30	37,020.20	221,388.80	0.00	221,388.80	0.00	0.00	0.00	221,388.80	37,153.62
Totals			721,286.91	4,427,775.97	0.00	4,427,775.97	0.00	0.00	0.00	4,427,775.97	723,401.71

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	5,323,927.96
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,599,546.99	Master Servicing Fee	15,260.31
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,951.92
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	528.98
ARD Interest	0.00	Operating Advisor Fee	1,882.83
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	264.49
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,599,546.99	Total Fees	24,178.52

Principal		Expenses/Reimbursements
Scheduled Principal	896,151.99	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	896,151.99	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	147,592.53

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,427,775.97
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	896,151.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,323,927.96
Total Funds Collected	5,495,698.98	Total Funds Distributed	5,495,699.01

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,228,589,145.02	1,228,589,145.02	Beginning Certificate Balance	1,228,589,145.02
(-) Scheduled Principal Collections	896,151.99	896,151.99	(-) Principal Distributions	896,151.99
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,227,692,993.03	1,227,692,993.03	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,228,589,145.00	1,228,589,145.00	Ending Certificate Balance	1,227,692,993.03
Ending Actual Collateral Balance	1,227,692,993.01	1,227,692,993.01

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.32%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	91,448,000.21	7.45%	48	4.5956	NAP	Defeased	2	91,448,000.21	7.45%	48	4.5956	NAP
2,000,000 or less	9	13,759,357.07	1.12%	47	3.9226	2.555006	1.40 or less	18	218,265,948.47	17.78%	47	4.8314	0.985710
2,000,001 to 3,000,000	1	2,288,055.74	0.19%	47	3.7400	1.510000	1.41 to 1.50	2	15,786,285.54	1.29%	46	3.8778	1.445566
3,000,001 to 4,000,000	6	20,904,678.42	1.70%	46	4.1305	1.825071	1.51 to 1.75	8	74,909,555.81	6.10%	45	4.3228	1.587532
4,000,001 to 5,000,000	6	27,946,343.58	2.28%	40	4.5555	2.798672	1.76 to 2.00	10	238,276,145.65	19.41%	47	4.7023	1.894086
5,000,001 to 6,000,000	2	11,254,229.00	0.92%	48	4.9225	1.995141	2.01 to 2.25	4	87,703,733.99	7.14%	46	4.2215	2.171623
6,000,001 to 7,000,000	2	13,225,268.20	1.08%	45	3.8406	1.472950	2.26 to 2.75	8	150,749,000.17	12.28%	46	4.0736	2.449667
7,000,001 to 8,000,000	3	22,433,083.73	1.83%	47	4.0903	1.367904	2.76 to 3.00	4	75,122,785.79	6.12%	46	3.8712	2.863541
8,000,001 to 9,000,000	1	8,786,285.54	0.72%	47	3.9000	1.450000	3.01 or greater	10	253,251,537.40	20.63%	47	3.8826	3.574951
9,000,001 to 10,000,000	4	38,680,935.28	3.15%	46	4.3893	2.448895	Totals	67	1,227,692,993.03	100.00%	47	4.3474	2.220398
10,000,001 to 15,000,000	6	77,519,127.43	6.31%	46	4.4976	1.999521
15,000,001 to 20,000,000	6	108,158,782.32	8.81%	46	4.2958	1.902708
20,000,001 to 30,000,000	8	185,880,404.86	15.14%	46	4.4809	2.016134
30,000,001 to 50,000,000	6	231,524,941.44	18.86%	46	4.1686	2.217643
50,000,001 to 70,000,000	3	189,883,500.21	15.47%	47	4.5337	2.536075
70,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 90,000,000	1	90,000,000.00	7.33%	47	5.0040	1.843000
90,000,001 or greater	1	94,000,000.00	7.66%	47	3.3650	3.442500
Totals	67	1,227,692,993.03	100.00%	47	4.3474	2.220398
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	23	91,448,000.21	7.45%	48	4.5956	NAP	Pennsylvania	7	24,263,692.47	1.98%	47	4.5747	2.012900
Arizona	1	1,774,691.36	0.14%	46	4.1750	3.874300	Rhode Island	1	26,925,736.78	2.19%	44	4.4450	1.985600
California	16	259,022,379.06	21.10%	46	3.9115	2.875852	South Carolina	1	4,470,045.01	0.36%	46	4.5500	1.770100
Colorado	3	24,451,857.24	1.99%	39	4.4816	2.089690	Tennessee	6	4,953,703.71	0.40%	46	4.1750	3.874300
Connecticut	1	2,996,913.58	0.24%	46	4.1750	3.874300	Texas	8	78,385,211.10	6.38%	46	3.9097	2.793287
Delaware	1	21,227,766.29	1.73%	45	4.5900	2.181700	Virginia	3	26,460,988.41	2.16%	48	4.5173	1.935864
Florida	3	4,833,122.09	0.39%	46	4.1136	2.881814	Washington	3	41,678,000.44	3.39%	47	4.5117	1.839242
Georgia	2	4,145,061.73	0.34%	46	4.1750	3.874300	Wisconsin	11	64,883,500.21	5.28%	48	5.3300	0.546800
Idaho	1	15,249,171.47	1.24%	46	4.6100	1.854500	Totals	178	1,227,692,993.03	100.00%	47	4.3474	2.220398
Illinois	19	90,127,614.83	7.34%	47	4.8272	1.923772
									Property Type³
Indiana	3	16,127,752.00	1.31%	47	4.4696	2.078669
Louisiana	12	74,295,707.00	6.05%	47	4.0772	3.213192		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maryland	1	23,122,575.29	1.88%	47	4.3610	1.611200		Properties	Balance	Agg. Bal.			DSCR¹
Massachusetts	2	11,531,039.10	0.94%	46	4.8886	1.840747	Defeased	23	91,448,000.21	7.45%	48	4.5956	NAP
Michigan	2	38,216,523.17	3.11%	48	4.5758	1.976164	Industrial	3	34,564,424.03	2.82%	47	4.2938	2.325462
Missouri	5	18,812,499.33	1.53%	47	4.9563	1.959974	Lodging	18	162,620,281.89	13.25%	47	4.9979	1.241576
Nevada	5	40,923,495.92	3.33%	47	4.5752	2.313608	Mobile Home Park	3	7,477,358.90	0.61%	48	4.3770	1.160400
New Hampshire	1	18,741,985.81	1.53%	46	5.0720	1.318000	Multi-Family	35	147,950,782.19	12.05%	47	4.5580	1.765221
New Jersey	9	74,859,926.71	6.10%	46	4.2286	1.890824	Office	11	311,926,825.39	25.41%	47	3.9545	2.351424
New Mexico	2	2,425,925.93	0.20%	46	4.1750	3.874300	Other	1	7,876,164.00	0.64%	48	4.5100	1.648200
New York	21	68,322,986.68	5.57%	46	4.0882	1.727960	Retail	31	278,234,734.21	22.66%	46	4.2974	2.211665
North Carolina	1	798,680.00	0.07%	46	4.0880	2.469000	Self Storage	53	185,594,422.30	15.12%	46	4.2246	3.423926
Ohio	2	5,634,174.19	0.46%	47	4.6387	1.328578	Totals	178	1,227,692,993.03	100.00%	47	4.3474	2.220398
Oklahoma	1	2,332,266.00	0.19%	46	4.0880	2.469000
Oregon	1	44,250,000.00	3.60%	46	3.9610	2.225900

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	91,448,000.21	7.45%	48	4.5956	NAP	Defeased	2	91,448,000.21	7.45%	48	4.5956	NAP
	3.500% or less	1	94,000,000.00	7.66%	47	3.3650	3.442500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	5	56,439,416.00	4.60%	46	3.6515	2.090542	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	15	141,662,672.09	11.54%	46	3.8482	2.389431	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	9	240,346,113.83	19.58%	46	4.1410	2.856408	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	14	190,123,114.55	15.49%	46	4.4276	2.297415	49 months or greater	65	1,136,244,992.82	92.55%	46	4.3274	2.248705
	4.501% to 4.750%	16	200,230,473.60	16.31%	46	4.5957	1.886900	Totals	67	1,227,692,993.03	100.00%	47	4.3474	2.220398
	4.751% to 5.000%	1	13,874,428.63	1.13%	47	4.9000	1.037700
	5.001% to 5.251%	2	128,803,830.70	10.49%	47	5.0245	1.684837
	5.251% or greater	2	70,764,943.42	5.76%	48	5.3286	0.600000
	Totals	67	1,227,692,993.03	100.00%	47	4.3474	2.220398
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	91,448,000.21	7.45%	48	4.5956	NAP	Defeased	2	91,448,000.21	7.45%	48	4.5956	NAP
	59 months or less	65	1,136,244,992.82	92.55%	46	4.3274	2.248705	Interest Only	23	600,121,294.00	48.88%	46	4.1439	2.815714
	60 months to 83months	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	36	512,483,009.02	41.74%	46	4.5526	1.606742
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	67	1,227,692,993.03	100.00%	47	4.3474	2.220398	361 months or greater	6	23,640,689.80	1.93%	47	4.1058	1.771640
								Totals	67	1,227,692,993.03	100.00%	47	4.3474	2.220398
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	91,448,000.21	7.45%	48	4.5956	NAP			No outstanding loans in this group
Underwriter's Information		3	34,894,698.80	2.84%	46	3.9642	2.647994
	12 months or less	46	1,039,335,292.71	84.66%	46	4.3648	2.282776
	13 months to 24 months	15	55,015,001.31	4.48%	47	3.9124	1.454695
	25 months or greater	1	7,000,000.00	0.57%	45	3.8500	1.440000
	Totals	67	1,227,692,993.03	100.00%	47	4.3474	2.220398
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310944023	OF	Sunnyvale	CA	Actual/360	3.365%	272,376.27	0.00	0.00	01/06/28	04/06/31	--	94,000,000.00	94,000,000.00	02/06/24
2	1751077	MF	Various	Various	Actual/360	5.004%	387,810.00	0.00	0.00	N/A	01/01/28	--	90,000,000.00	90,000,000.00	02/01/24
3	300801737	SS	Various	Various	Actual/360	4.566%	338,174.69	0.00	0.00	N/A	02/01/28	--	86,000,000.00	86,000,000.00	02/01/24
4	1750401	LO	Various	WI	Actual/360	5.330%	298,495.21	152,071.46	0.00	N/A	02/01/28	--	65,035,571.67	64,883,500.21	02/01/24
5	309721005	SS	Various	LA	Actual/360	4.070%	227,806.94	0.00	0.00	N/A	01/01/28	--	65,000,000.00	65,000,000.00	02/01/24
6	309721006	SS	Various	Various	Actual/360	4.175%	215,708.33	0.00	0.00	N/A	12/01/27	--	60,000,000.00	60,000,000.00	02/01/24
7	453011676	RT	Friendswood	TX	Actual/360	3.770%	129,855.56	0.00	0.00	N/A	12/01/27	--	40,000,000.00	40,000,000.00	02/01/24
7A	453011678				Actual/360	3.770%	64,927.78	0.00	0.00	N/A	12/01/27	--	20,000,000.00	20,000,000.00	02/01/24
8	310942283	OF	Portland	OR	Actual/360	3.961%	150,930.60	0.00	0.00	N/A	12/11/27	--	44,250,000.00	44,250,000.00	02/11/24
9	300801726	LO	Various	Various	Actual/360	5.072%	169,752.94	62,976.20	0.00	N/A	12/01/27	--	38,866,806.90	38,803,830.70	02/01/24
10	1750967	OF	Sunnyvale	CA	Actual/360	3.619%	126,001.37	61,978.20	0.00	N/A	12/06/27	--	40,433,329.11	40,371,350.91	02/06/24
11	600942648	OF	Detroit	MI	Actual/360	4.600%	137,480.61	49,121.94	0.00	N/A	02/11/28	--	34,707,587.77	34,658,465.83	02/11/24
12	453011679	OF	Newark	NJ	Actual/360	4.250%	69,358.32	29,029.66	0.00	N/A	12/01/27	--	18,951,799.09	18,922,769.43	02/01/24
12A	453011680				Actual/360	4.250%	50,562.22	21,162.62	0.00	N/A	12/01/27	--	13,815,861.42	13,794,698.80	02/01/24
13	309721013	Various Various		Various	Actual/360	4.088%	117,720.79	0.00	0.00	N/A	12/01/27	--	33,441,294.00	33,441,294.00	02/01/24
14	310942431	LO	Sherman Oaks	CA	Actual/360	4.474%	107,743.79	33,695.86	0.00	N/A	12/11/27	--	27,966,433.46	27,932,737.60	02/11/24
15	300801680	RT	Warwick	RI	Actual/360	4.445%	103,196.90	35,244.31	0.00	N/A	10/01/27	--	26,960,981.09	26,925,736.78	02/01/24
16	300801725	OF	Hunt Valley	MD	Actual/360	4.361%	86,962.03	34,537.56	0.00	N/A	01/01/28	--	23,157,112.85	23,122,575.29	02/01/24
17	309721017	RT	Wilmington	DE	Actual/360	4.590%	84,052.01	37,763.95	0.00	N/A	11/01/27	--	21,265,530.24	21,227,766.29	02/01/24
18	310942525	OF	Las Vegas	NV	Actual/360	4.700%	84,052.27	35,753.06	0.00	N/A	01/11/28	--	20,767,890.95	20,732,137.89	02/11/24
19	300801728	SS	Los Angeles	CA	Actual/360	4.446%	84,916.13	0.00	0.00	N/A	01/01/28	--	22,180,000.00	22,180,000.00	02/01/24
20	309721020	RT	Woodbridge	NJ	Actual/360	4.355%	82,878.07	0.00	0.00	N/A	12/01/27	--	22,100,000.00	22,100,000.00	02/01/24
21	310942850	Various Various		VA	Actual/360	4.510%	84,223.21	27,378.32	0.00	N/A	02/11/28	--	21,686,829.33	21,659,451.01	02/11/24
22	310941928	RT	Renton	WA	Actual/360	4.500%	74,400.00	0.00	0.00	N/A	01/11/28	--	19,200,000.00	19,200,000.00	02/11/24
23	310943363	IN	Fremont	CA	Actual/360	4.220%	64,339.89	23,893.45	0.00	N/A	01/11/28	--	17,705,520.22	17,681,626.77	02/11/24
24	310942658	RT	Everett	WA	Actual/360	4.530%	66,809.00	21,639.25	0.00	N/A	01/11/28	--	17,126,853.90	17,105,214.65	02/11/24
25	310942894	LO	Boise	ID	Actual/360	4.610%	60,641.63	26,866.16	0.00	N/A	12/11/27	--	15,276,037.63	15,249,171.47	02/11/24
26	1750911	RT	Lancaster	PA	Actual/360	4.900%	58,639.82	23,092.09	0.00	N/A	01/01/28	--	13,897,520.72	13,874,428.63	02/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	610937427	RT	Cameron Park	CA	Actual/360	4.090%	50,363.81	0.00	0.00	N/A	09/11/27	--	14,300,000.00	14,300,000.00	02/11/24
28	300801727	SS	San Diego	CA	Actual/360	4.553%	53,320.69	0.00	0.00	N/A	01/01/28	--	13,600,000.00	13,600,000.00	02/01/24
29	300801699	LO	Evergreen	CO	Actual/360	4.417%	37,608.09	18,087.89	0.00	N/A	11/01/27	--	9,887,686.61	9,869,598.72	02/01/24
30	1751106	OF	Las Vegas	NV	Actual/360	4.610%	43,666.94	0.00	0.00	N/A	01/01/28	--	11,000,000.00	11,000,000.00	02/01/24
31	309721031	RT	Evansville	IN	Actual/360	4.650%	43,845.62	0.00	0.00	N/A	01/01/28	--	10,950,000.00	10,950,000.00	02/01/24
33	410942786	RT	Denver	CO	Actual/360	4.446%	36,939.25	14,227.09	0.00	N/A	12/11/27	--	9,648,491.22	9,634,264.13	02/11/24
34	410943084	IN	Fremont	CA	Actual/360	4.550%	36,968.35	8,309.84	0.00	N/A	01/11/28	--	9,435,382.27	9,427,072.43	02/11/24
35	470105930	MF	Fort Lee	NJ	Actual/360	3.900%	29,565.59	17,365.40	0.00	N/A	01/01/28	--	8,803,650.94	8,786,285.54	02/01/24
36	309721036	SS	Various	Various	Actual/360	4.150%	34,842.71	0.00	0.00	N/A	01/01/28	--	9,750,000.00	9,750,000.00	02/01/24
37	300801735	MH	Various	NY	Actual/360	4.377%	28,271.42	23,514.25	0.00	N/A	02/01/28	--	7,500,873.15	7,477,358.90	02/01/24
38	1750188	IN	Mount Prospect	IL	Actual/360	4.145%	26,662.25	14,145.99	0.00	N/A	01/01/28	--	7,469,870.82	7,455,724.83	02/01/24
39	470107590	MF	Bronx	NY	Actual/360	3.750%	24,218.75	0.00	0.00	N/A	01/01/28	--	7,500,000.00	7,500,000.00	02/01/24
40	470106670	MF	Lynbrook	NY	Actual/360	3.850%	23,206.94	0.00	0.00	N/A	11/01/27	--	7,000,000.00	7,000,000.00	02/01/24
41	300801736	LO	Sacramento	CA	Actual/360	5.313%	26,970.91	13,729.58	0.00	N/A	02/01/28	--	5,895,172.79	5,881,443.21	02/01/24
42	470104980	MF	Huntington	NY	Actual/360	3.830%	20,553.52	6,744.17	0.00	N/A	11/01/27	--	6,232,012.37	6,225,268.20	02/01/24
43	300801734	IN	Southfield	MI	Actual/360	5.055%	23,752.85	8,766.47	0.00	N/A	02/01/28	--	5,456,766.68	5,448,000.21	02/01/24
44	1751331	OF	Liberty Lake	WA	Actual/360	4.495%	20,833.38	9,549.92	0.00	N/A	02/01/28	--	5,382,335.71	5,372,785.79	02/01/24
45	410939554	RT	Chesapeake	VA	Actual/360	4.550%	18,846.18	8,548.07	0.00	N/A	12/11/27	--	4,810,085.47	4,801,537.40	02/11/24
46	410942269	RT	Dublin	OH	Actual/360	4.700%	20,172.21	7,445.25	0.00	N/A	01/11/28	--	4,984,212.03	4,976,766.78	02/11/24
47	410942846	MF	Columbia	SC	Actual/360	4.550%	17,560.00	11,770.40	0.00	N/A	12/11/27	--	4,481,815.41	4,470,045.01	02/11/24
48	410943276	SS	Colorado Springs	CO	Actual/360	4.680%	19,968.38	6,938.31	0.00	N/A	01/11/25	--	4,954,932.70	4,947,994.39	02/11/24
49	300801722	SS	Las Vegas	NV	Actual/360	4.332%	16,786.50	0.00	0.00	N/A	12/01/27	--	4,500,000.00	4,500,000.00	02/01/24
50	309721050	RT	Katy	TX	Actual/360	4.490%	16,432.15	0.00	0.00	N/A	12/01/27	--	4,250,000.00	4,250,000.00	02/01/24
51	309721051	RT	Arlington	TX	Actual/360	4.620%	15,177.67	6,660.54	0.00	N/A	01/01/28	--	3,815,083.08	3,808,422.54	02/01/24
52	410942281	SS	Oxnard	CA	Actual/360	4.430%	15,258.89	0.00	0.00	N/A	12/11/27	--	4,000,000.00	4,000,000.00	02/11/24
53	410942848	OF	Detroit	MI	Actual/360	4.340%	13,321.79	6,567.13	0.00	N/A	12/11/27	--	3,564,624.47	3,558,057.34	02/11/24
54	470107250	MF	Bronx	NY	Actual/360	3.770%	10,598.71	6,578.58	0.00	N/A	01/01/28	--	3,264,767.77	3,258,189.19	02/01/24
55	470107230	MF	Bronx	NY	Actual/360	3.740%	10,491.34	3,575.69	0.00	N/A	01/01/28	--	3,257,617.34	3,254,041.65	02/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
56	470106960	MF	Brooklyn	NY	Actual/360	3.680%	9,608.70	6,232.06	0.00	N/A	12/01/27	--	3,032,199.76	3,025,967.70	02/01/24
59	470107270	MF	Hartsdale	NY	Actual/360	3.740%	7,383.76	4,642.50	0.00	N/A	01/01/28	--	2,292,698.24	2,288,055.74	02/01/24
60	470107210	MF	Forest Hills	NY	Actual/360	3.770%	6,492.78	0.00	0.00	N/A	01/01/28	--	2,000,000.00	2,000,000.00	02/01/24
61	470107190	MF	New York	NY	Actual/360	3.780%	6,069.96	2,017.26	0.00	N/A	02/01/28	--	1,864,812.40	1,862,795.14	02/01/24
62	470107340	MF	Eastchester	NY	Actual/360	3.770%	5,729.03	3,555.99	0.00	N/A	01/01/28	--	1,764,739.52	1,761,183.53	02/01/24
63	470107070	MF	Bethpage	NY	Actual/360	3.840%	5,796.38	1,874.83	0.00	N/A	01/01/28	--	1,752,937.68	1,751,062.85	02/01/24
64	410942979	SS	El Paso	TX	Actual/360	4.730%	6,595.09	2,772.88	0.00	N/A	01/11/28	--	1,619,200.79	1,616,427.91	02/11/24
65	470106690	MF	New York	NY	Actual/360	3.790%	4,590.49	2,855.72	0.00	N/A	11/01/27	--	1,406,567.16	1,403,711.44	02/01/24
66	470107170	MF	Brooklyn	NY	Actual/360	3.820%	3,769.80	2,302.46	0.00	N/A	12/01/27	--	1,146,029.13	1,143,726.67	02/01/24
67	470107360	MF	New York	NY	Actual/360	3.920%	3,786.09	1,169.63	0.00	N/A	02/01/28	--	1,121,619.16	1,120,449.53	02/01/24
68	470107400	MF	Brooklyn	NY	Actual/360	3.910%	3,703.64	0.00	0.00	N/A	01/01/28	--	1,100,000.00	1,100,000.00	02/01/24
Totals							4,599,546.99	896,151.99	0.00				1,228,589,145.02	1,227,692,993.03
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	38,926,551.76	30,109,522.64	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,189,573.46	6,515,030.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	4,282,700.96	4,266,319.08	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,124,121.94	6,686,122.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	32,838,406.55	32,294,981.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	15,648,764.15	12,252,386.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,084,582.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,177,150.65	4,285,369.75	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	22,326,460.06	17,182,028.79	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,986,275.22	3,514,511.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,312,007.93	3,998,630.83	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,286,005.00	2,686,884.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	5,068,357.72	5,450,496.47	10/01/22	09/30/23	--	0.00	164,012.87	0.00	0.00	0.00	0.00
15	9,877,396.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,606,709.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,708,239.00	1,678,774.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,024,377.05	0.00	--	--	--	0.00	0.00	0.00	0.00	5,393.20	0.00
19	2,963,229.86	2,266,033.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,310,079.16	1,841,886.82	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,162,066.40	1,609,136.04	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,831,251.36	1,401,470.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,623,663.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,416,445.68	1,104,558.24	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,392,953.00	2,178,674.75	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,298,278.03	912,290.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,525,300.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,839,229.64	1,513,214.58	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,958,367.89	1,863,387.58	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,050,301.77	0.00	--	--	--	0.00	0.00	0.00	0.00	2,860.90	0.00
31	910,744.00	514,056.67	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,197,651.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,461,683.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	817,645.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,133,003.00	584,789.33	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	979,575.63	550,203.27	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,051,723.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	286,617.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	394,045.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	774,778.30	812,266.06	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	494,955.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	694,702.25	570,068.13	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,126,153.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	349,935.64	0.00	--	--	--	0.00	827.39	0.00	0.00	125.56	0.00
47	608,044.75	498,586.35	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	515,663.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,358,247.00	954,395.03	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	2,500.08	0.00
50	571,877.00	492,184.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	469,078.00	276,445.01	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
52	599,480.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	772,916.18	340,187.42	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	171,218.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	154,865.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	402,713.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	219,198.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	230,770.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	117,021.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	162,740.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	140,345.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	167,459.00	114,672.38	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	6,855.49	0.00
65	94,619.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	73,175.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	93,668.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	217,435,158.06	151,319,564.55				0.00	164,840.26	0.00	0.00	17,735.23	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.347421%	4.323677%	47
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.347596%	4.323853%	48
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.347771%	4.324029%	49
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.347960%	4.324219%	50
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.348136%	4.324395%	51
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.348323%	4.324583%	52
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.348497%	4.324757%	53
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.348669%	4.324930%	54
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.348853%	4.325115%	55
05/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.349023%	4.325285%	56
04/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.349205%	4.325468%	57
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.349373%	4.325636%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		4,947,994	4,947,994	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		1,128,744,999	1,128,744,999	0		0
49 - 60 Months		0	0	0		0
> 60 Months		94,000,000	94,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	1,227,692,993	1,227,692,993	0	0	0	0
Jan-24	1,228,589,145	1,228,589,145	0	0	0	0
Dec-23	1,229,481,770	1,229,481,770	0	0	0	0
Nov-23	1,230,410,948	1,230,410,948	0	0	0	0
Oct-23	1,231,271,581	1,231,271,581	0	0	0	0
Sep-23	1,232,193,926	1,232,193,926	0	0	0	0
Aug-23	1,233,047,526	1,233,047,526	0	0	0	0
Jul-23	1,233,897,760	1,233,897,760	0	0	0	0
Jun-23	1,234,810,080	1,234,810,080	0	0	0	0
May-23	1,235,653,362	1,235,653,362	0	0	0	0
Apr-23	1,236,558,981	1,236,558,981	0	0	0	0
Mar-23	1,237,395,367	1,237,395,367	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
14	310942431	0.00	4.47400%	0.00	4.47400%	9	07/09/21	07/11/21	--
41	300801736	0.00	5.31300%	0.00	5.31300%	9	07/30/21	07/30/21	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
32	1751045 09/17/21	9,485,992.49	6,775,000.00	9,175,139.00	1,373,786.88	9,175,139.00	7,801,352.12	1,684,640.37	0.00	330,497.56	1,354,142.81	13.21%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		9,485,992.49	6,775,000.00	9,175,139.00	1,373,786.88	9,175,139.00	7,801,352.12	1,684,640.37	0.00	330,497.56	1,354,142.81

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
32	1751045	03/17/23	0.00	0.00	1,354,142.81	0.00	0.00	1,145.00	0.00	0.00	1,354,142.81
		09/16/22	0.00	0.00	1,352,997.81	0.00	0.00	2,900.00	0.00	0.00
		07/15/22	0.00	0.00	1,350,097.81	0.00	0.00	(334,542.56)	0.00	0.00
		09/17/21	0.00	0.00	1,684,640.37	0.00	0.00	1,684,640.37	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,354,142.81	0.00	0.00	1,354,142.81	0.00	0.00	1,354,142.81

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the BANK 2018-BNK10 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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